Right of Use Asset - Schedule of Statement of Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Statement of Comprehensive Income [Abstract]
Depreciation of the right of use assets	$ 267,276	د.إ 981,439	د.إ 845,064	د.إ 817,062
Interest expenses on leased assets	12,658	46,480	62,969
Total amount recognized in the statement of comprehensive income	$ 279,934	د.إ 1,027,919	د.إ 908,033